UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02482
Van Kampen Money Market Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 5/31
Date of reporting period: 2/28/10

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Money Market Fund
Portfolio of Investments • February 28, 2010 (Unaudited)

Par				Yield on
Amount				Date of		Amortized
(000)	Description	Maturity		Purchase		Cost

Repurchase Agreements 73.6%
Banc of America Securities ($142,340,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 02/26/10, to be sold on 03/01/10 at $142,341,186)						$142,340,000
Deutsche Bank, AG ($150,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 02/26/10, to be sold on 03/01/10 at $150,001,250)						150,000,000
Goldman Sachs ($150,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.11%, dated 02/26/10, to be sold on 03/01/10 at $150,001,375)						150,000,000

Total Repurchase Agreements 73.6%						442,340,000

	Commercial Paper 17.0%
$20,000	Bank of Nova Scotia	03/03/10		0.110%		19,999,878
28,000	BNP Paribas, Inc.	03/12/10		0.150		27,998,716
28,000	JPMorgan Chase & Co.	03/08/10		0.120		27,999,347
20,000	Lloyds Bank PLC	04/15/10		0.552		19,986,250
6,000	Societe Generale NA	03/16/10		0.260		5,999,350

	Total Commercial Paper 17.0%					101,983,541

	Certificates of Deposit 7.2%
20,000	Intesa Sanpaolo SpA NY	03/02/10		0.180		20,000,000
23,000	Svenska Handelsbank, Inc.	03/08/10		0.250		23,000,390

	Total Certificates of Deposit 7.2%					43,000,390

	Floating Rate Notes 2.3%
14,000	Societe Generale NA	05/05/10	**	0.549	*	14,000,000

Van Kampen Money Market Fund
Portfolio of Investments • February 28, 2010 (Unaudited) continued

Total Investments 100.1% (a)	$601,323,931
Liabilities in Excess of Other Assets (0.1%)	(474,373)

Net Assets 100.0%	$600,849,558

Percentages are calculated as a percentage of net assets.

*	Yield in effect as of February 28, 2010

**	Date of next interest rate reset.

(a)	At February 28, 2010, cost is identical for both book and federal income tax purposes.
Security Valuation Investments are valued at amortized cost, which approximates fair value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Money Market Fund
Portfolio of Investments • February 28, 2010 (Unaudited) continued
The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Commercial Paper	$—	$101,983,541	$—	$101,983,541
Certificates of Deposit	—	43,000,390	—	43,000,390
Floating Rate Notes	—	14,000,000	—	14,000,000
Repurchase Agreements	—	442,340,000	—	442,340,000

Total Investments in an Asset Position	$—	$601,323,931	$—	$601,323,931

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Money Market Fund

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	April 15, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	April 15, 2010

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	April 15, 2010